                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-08274
                                    --------------------------------------------

                             MassMutual Select Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

              1295 State Street, Springfield, MA              01111
--------------------------------------------------------------------------------
           (Address of principal executive offices)         (Zip code)

              Frederick C. Castellani
              1295 State Street, Springfield, MA              01111
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  413-788-8411
                                                    ----------------

Date of fiscal year end:  12/31/2004
                         ------------------

Date of reporting period:  12/31/2004
                          -----------------

ITEM 1. REPORTS TO STOCKHOLDERS.

MASSMUTUAL SELECT STRATEGIC BOND FUND -- FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                                                                     DECEMBER 31, 2004
                                                                                     -----------------
ASSETS:
      Cash                                                                                       5,000
      Receivables from:
         Investment adviser (Note 3)                                                             1,500
         Fund shares sold                                                                   49,995,500
                                                                                     -----------------
            Total assets                                                                    50,002,000
                                                                                     -----------------
LIABILITIES:
      Payables for:
      Accrued expense and other liabilities                                                      1,500
                                                                                     -----------------
            Total liabilities                                                                    1,500
                                                                                     -----------------
      NET ASSETS                                                                     $      50,000,500
                                                                                     =================
NET ASSETS CONSIST OF:
      Paid-in capital                                                                $      50,000,500
                                                                                     -----------------
                                                                                     $      50,000,500
                                                                                     =================
Class A shares:
      Net assets                                                                     $         101,100
                                                                                     =================
      Shares outstanding                                                                        10,110
                                                                                     =================
      Net asset value and redemption price per share                                 $           10.00
                                                                                     =================
      Offering price per share (100/[100-maximum sales charge] of net asset value)   $           10.50
                                                                                     =================
Class L shares:
      Net assets                                                                     $         101,100
                                                                                     =================
      Shares outstanding                                                                        10,110
                                                                                     =================
      Net asset value, offering price and redemption price per share                 $           10.00
                                                                                     =================
Class Y shares:
      Net assets                                                                     $         101,100
                                                                                     =================
      Shares outstanding                                                                        10,110
                                                                                     =================
      Net asset value, offering price and redemption price per share                 $           10.00
                                                                                     =================
Class S shares:
      Net assets                                                                     $      49,596,100
                                                                                     =================
      Shares outstanding                                                                     4,959,610
                                                                                     =================
      Net asset value, offering price and redemption price per share                 $           10.00
                                                                                     =================
Class N shares:
      Net assets                                                                     $         101,100
                                                                                     =================
      Shares outstanding                                                                        10,110
                                                                                     =================
      Net asset value, offering price and redemption price per share                 $           10.00
                                                                                     =================

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS

                                                                                       PERIOD ENDED
                                                                                    DECEMBER 31, 2004*
                                                                                    ------------------
INVESTMENT INCOME (NOTE 2):                                                                         --
                                                                                    ------------------
EXPENSES  (NOTE 2):
      Audit and legal fees                                                                       1,500
                                                                                    ------------------
            Total expenses                                                                       1,500
      Expenses waived (Note 3)                                                                  (1,500)
                                                                                    ------------------
            NET INVESTMENT INCOME                                                                   --
                                                                                    ------------------
REALIZED AND UNREALIZED GAIN (LOSS):
               NET REALIZED AND UNREALIZED GAIN                                                     --
                                                                                    ------------------
      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                          $               --
                                                                                    ==================

*     Fund commenced operations on December 31, 2004.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                                                       PERIOD ENDED
                                                                                    DECEMBER 31, 2004*
                                                                                    ------------------
INCREASE (DECREASE) IN NET ASSETS:
NET FUND SHARE TRANSACTIONS (NOTE 4):
      Class A                                                                                  101,100
      Class L                                                                                  101,100
      Class Y                                                                                  101,100
      Class S                                                                               49,596,100
      Class N                                                                                  101,100
                                                                                    ------------------
         INCREASE IN NET ASSETS FROM NET FUND SHARE TRANSACTIONS                            50,000,500
                                                                                    ------------------
      TOTAL INCREASE IN NET ASSETS                                                          50,000,500
NET ASSETS:
      Beginning of period                                                                           --
                                                                                    ------------------
      End of period                                                                 $       50,000,500
                                                                                    ==================

*     Fund commenced operations on December 31, 2004.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

1. THE FUND
                    MassMutual Select Funds (formerly known as MassMutual Institutional Funds) (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended. The Trust consists of the following series:
                    MassMutual Select Strategic Bond Fund ("Strategic Bond Fund"), MassMutual Select Diversified Value Fund ("Diversified Value Fund"), MassMutual Select Fundamental Value Fund ("Fundamental Value Fund"), MassMutual Select Value Equity Fund ("Value Equity Fund"), MassMutual Select Large Cap Value Fund ("Large Cap Value Fund"), MassMutual Select Indexed Equity Fund ("Indexed Equity Fund"), MassMutual Select Blue Chip Growth Fund ("Blue Chip Growth Fund"), MassMutual Select Large Cap Growth Fund ("Large Cap Growth Fund"), MassMutual Select Growth Equity Fund ("Growth Equity Fund"), MassMutual Select Aggressive Growth Fund ("Aggressive Growth Fund"), MassMutual Select OTC 100 Fund ("OTC 100 Fund"), MassMutual Select Focused Value Fund ("Focused Value Fund"), MassMutual Select Small Company Value Fund ("Small Company Value Fund"), MassMutual Select Mid Cap Growth Equity Fund ("Mid Cap Growth Equity Fund"), MassMutual Select Mid Cap Growth Equity II Fund ("Mid Cap Growth Equity II Fund"), MassMutual Select Small Cap Growth Equity Fund ("Small Cap Growth Equity Fund"), MassMutual Select Small Company Growth Fund ("Small Company Growth Fund"), MassMutual Select Emerging Growth Fund ("Emerging Growth Fund"), MassMutual Select Overseas Fund ("Overseas Fund"), MassMutual Select Strategic Balanced Fund ("Strategic Balanced Fund"), MassMutual Select Destination Retirement Income Fund ("Destination Retirement Income Fund"), MassMutual Select Destination Retirement 2010 Fund ("Destination Retirement 2010 Fund"), MassMutual Select Destination Retirement 2020 Fund ("Destination Retirement 2020 Fund"), MassMutual Select Destination Retirement 2030 Fund ("Destination Retirement 2030 Fund") and MassMutual Select Destination Retirement 2040 Fund ("Destination Retirement 2040 Fund").

                    These notes relate to the Strategic Bond Fund (the "Fund"). As of December 31, 2004, this Fund had no operations other than organizational matters, including the issuance of seed money shares to Massachusetts Mutual Life Insurance Company ("MassMutual").

                    During the reporting period, the Fund had five classes of shares: Class A, Class L, Class Y, Class S and Class N. The principal economic difference among the classes is the level of service and administration fees borne by the classes. The classes of shares are offered to different types of investors, as outlined in the Fund's Prospectus.

2. SIGNIFICANT
    ACCOUNTING
      POLICIES
                    The following is a summary of significant accounting policies followed consistently by the Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    FEDERAL INCOME
               TAX
                    It is the Fund's intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to a regulated investment company. Under such provisions, the Fund will not be subject to federal income taxes on its ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, no Federal income tax provision is required.

ALLOCATION OF
OPERATING ACTIVITY
                    In maintaining the records for the Fund, the income and expense accounts are allocated to each class of shares. Investment income, unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, which are directly attributable to a class of shares, are charged to that class' operations. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Fund and classes to which the expense relates based on the relative net assets of each.

3. MANAGEMENT
   FEES AND OTHER
   TRANSACTIONS

        INVESTMENT
   MANAGEMENT FEES
                    Under agreements between the Trust and MassMutual on behalf of the Fund, MassMutual is responsible for providing investment management services for the Fund. In return for this service, MassMutual receives advisory fees monthly based upon the Fund's average daily net assets at the annual rate of 0.55%.

                    MassMutual has also entered into an investment sub-advisory agreement with Western Asset Management Company. MassMutual pays a sub-advisory fee to the sub-adviser based upon the aggregate net assets under management which it manages.

    ADMINISTRATION
              FEES
                    Under separate administrative and shareholder services agreements between the Fund and MassMutual, MassMutual provides certain administrative and shareholder services and bears some class specific administrative expenses. In return for these services, MassMutual receives an administrative services fee monthly based upon the average daily net assets of the applicable class of shares of the Fund at the following annual rates:

                         CLASS A    CLASS L    CLASS Y    CLASS S    CLASS N
                         -------    -------    -------    -------    -------
                           0.25%      0.25%      0.10%      0.05%      0.30%

  DISTRIBUTION AND
  SERVICE FEES
                    MML Distributors, LLC (the "Distributor") acts as distributor to the Fund. Pursuant to separate 12b-1 Plans adopted by the Fund, Class A shares of the fund pays a fee of 0.25% of the average daily net asset value of the Fund to: (i) the Distributor for services provided and expenses incurred by its connection with the distribution of Class A shares of the Fund; and (ii) MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Class A shareholders. Pursuant to separate 12b-1 Plans adopted by the Fund, Class N shares of the fund pays a fee of 0.50% of the average daily net asset value of the Fund as follows:
                    0.25% of the average daily net asset value of the Fund to the Distributor for services provided and expenses incurred by its connection with the distribution of Class N shares of the Fund; and 0.25% of the average daily net asset value of the Fund to MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Class N shareholders. The Distribution fee may be spent by the Distributor on any activities or expenses primarily intended to result in the sale of Class A or Class N shares of the Fund. The Servicing Fee may be spent by MassMutual on personal services rendered to Class A or Class N shareholders of a Fund and/or maintenance of Class A or Class N shareholder accounts. The Distributor is a majority owned subsidiary of MassMutual.

   EXPENSE WAIVERS
                    MassMutual agreed to cap the fees and expenses of the Fund through March 31, 2006 to the following annual percentages of average daily net asset value of each class:

                         CLASS A    CLASS L    CLASS Y    CLASS S    CLASS N
                         -------    -------    -------    -------    -------
                           1.00%      0.75%      0.75%      0.70%      1.30%

             OTHER
                    Certain officers and trustees of the Fund are also officers of MassMutual. The compensation of each trustee who is not an officer or employee of MassMutual is borne by the Fund.

          DEFERRED
      COMPENSATION
                    Trustees of the Fund that are not employees of MassMutual or its subsidiaries may elect to defer receipt of their annual fees in accordance with terms of the Non-Qualified Deferred Compensation Plan. Any amounts deferred shall accrue interest at a rate equal to eight percent (8%) per annum.

                    For the period ended December 31, 2004, no significant amounts have been deferred.

4. CAPITAL SHARE
   TRANSACTIONS
                    The Fund is authorized to issue an unlimited number of shares, with no par value in each class of shares. Changes in shares outstanding for this Fund are as follows:

                                     CLASS A
                     FOR THE PERIOD ENDED DECEMBER 31, 2004*

                          SHARES                AMOUNT
                          ------                ------
          Sold            10,110            $  101,100

                                     CLASS L
                     FOR THE PERIOD ENDED DECEMBER 31, 2004*

                          SHARES                AMOUNT
                          ------                ------
          Sold            10,110            $  101,100

                                     CLASS Y
                     FOR THE PERIOD ENDED DECEMBER 31, 2004*

                          SHARES                AMOUNT
                          ------                ------
          Sold            10,110            $  101,100

                                     CLASS S
                     FOR THE PERIOD ENDED DECEMBER 31, 2004*

                          SHARES                AMOUNT
                          ------                ------
          Sold         4,959,610         $  49,596,100

                                     CLASS N
                     FOR THE PERIOD ENDED DECEMBER 31, 2004*

                          SHARES                AMOUNT
                          ------                ------
          Sold            10,110            $  101,100

* The Fund commenced operations on December 31, 2004.

   RECEIVABLES FOR
   FUND SHARES SOLD
                    Receivables for all fund shares sold were paid in cash to the Fund on January 3, 2005.

5.    FOREIGN
   SECURITIES
                    The Fund may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF MASSMUTUAL SELECT STRATEGIC BOND
FUND
We have audited the accompanying statement of assets and liabilities of MassMutual Select Strategic Bond Fund, a series of the MassMutual Select Funds (the "Trust"), as of December 31, 2004, the related statement of operations and the statement of changes in net assets for the period from December 30, 2004 (date of inception) to December 31, 2004. These financial statements are the responsibility of the Trust's Management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion of the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements referred to above present fairly, in all material respects, the financial position of the MassMutual Select Strategic Bond Fund as of December 31, 2004, the results of its operations and the changes in its net assets for the period from December 30, 2004 (date of inception) to December 31, 2004, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
Boston, Massachusetts
February 18, 2005

TRUSTEES AND OFFICERS (UNAUDITED)
The following table lists the Trust's trustees and officers as of December 31, 2004; their address and age; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by calling 1-888-309-3539 or by writing MassMutual Select Funds, c/o Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts 01111-0111, Attention: Retirement Services Marketing.

DISINTERESTED
TRUSTEES

                                         TERM                                  NUMBER OF
                                      OF OFFICE**                            PORTFOLIOS IN
                                         AND                                     FUND
                       POSITION(S)      LENGTH            PRINCIPAL             COMPLEX
  NAME, ADDRESS*,       HELD WITH       OF TIME      OCCUPATION(S) DURING     OVERSEEN BY     OTHER DIRECTORSHIPS HELD BY
      AND AGE             TRUST         SERVED           PAST 5 YEARS           TRUSTEE                 TRUSTEE
----------------------------------------------------------------------------------------------------------------------------
Richard H. Ayers      Trustee of      Since 1996   Retired.                       39        Director, Applera Corporation;
Age: 62               the Trust                                                             Director (since 2002), Instron
                                                                                            Corporation.

Mary E. Boland        Trustee of      Since 1994   Attorney at Law (since         39        Director (since 1999), BankNorth
Age: 65               the Trust                    2004); Attorney at Law                   Massachusetts; Director (since
                                                   (1965-2004), Egan,                       1999), Massachusetts Educational
                                                   Flanagan and Cohen,                      Financing Authority.
                                                   P.C. (law firm),
                                                   Springfield, MA.

Richard W. Greene     Trustee of      Since 1996   Retired; Vice President        39
Age: 69               the Trust                    for Investments and
                                                   Treasurer (1998-2000),
                                                   University of Rochester
                                                   (private university).

F. William            Trustee of      Since 1996   Consultant (since              39        Trustee (since 2000), Board II
Marshall, Jr.         the Trust                    1999); Chairman (1999),                  Oppenheimer Funds.
Age: 62                                            Family Bank, F.S.B.
                                                   (formerly SIS Bank);
                                                   Executive Vice
                                                   President (1999),
                                                   Peoples Heritage
                                                   Financial Group;
                                                   President, Chief
                                                   Executive Officer and
                                                   Director (1993-1999),
                                                   SIS Bancorp, Inc. and
                                                   SIS Bank (formerly,
                                                   Springfield Institution
                                                   for Savings).

Allan W. Blair        Trustee of      Since 2003   President and Chief            39        Director (since 2001), Future
Age: 56               the Trust                    Executive Officer                        Works, Inc.
                                                   (since 1996), Economic
                                                   Development Council of
                                                   Western Massachusetts;
                                                   President and Chief
                                                   Executive Officer (since
                                                   1993), Westmass Area
                                                   Development Corporation;
                                                   President and Chief
                                                   Executive Officer (since
                                                   1984), Westover
                                                   Metropolitan Development
                                                   Corporation.

R. Alan Hunter, Jr.   Trustee of      Since 2003   Retired.                       39
Age: 58               the Trust

INTERESTED
TRUSTEES

                                       TERM OF                                 NUMBER OF
                                       OFFICE**                              PORTFOLIOS IN
                                         AND                                     FUND
                       POSITION(S)     LENGTH OF          PRINCIPAL             COMPLEX
  NAME, ADDRESS*,       HELD WITH        TIME        OCCUPATION(S) DURING     OVERSEEN BY     OTHER DIRECTORSHIPS HELD BY
      AND AGE             TRUST         SERVED           PAST 5 YEARS           TRUSTEE                 TRUSTEE
----------------------------------------------------------------------------------------------------------------------------
Stuart H. Reese       Chairman and    Since 1999   Executive Vice President       41        Chairman (since 1999), President
Age: 49               Trustee of                   and Chief Investment                     (1995-1999), MassMutual
                      the Trust                    Officer (since 1999),                    Corporate Investors and
                                                   Chief Executive Director                 MassMutual Participation
                                                   (1997-1999), MassMutual;                 Investors (closed-end investment
                                                   Chairman and Chief                       companies); Director (since
                                                   Executive Officer (since                 1999), Merrill Lynch Derivative
                                                   2001), President and                     Products; Chairman (since 1999),
                                                   Chief Executive Officer                  Director (since 1996), Antares
                                                   (1999-2001), Babson                      Capital Corporation (finance
                                                   Capital Management LLC                   company); Director (since 1996),
                                                   (investment adviser).                    HYP Management, Inc. (managing
                                                                                            member of MassMutual High Yield
                                                                                            Partners LLC), and MMHC
                                                                                            Investment, Inc. (investor in
                                                                                            funds sponsored by MassMutual);
                                                                                            Director (since 1994),
                                                                                            MassMutual Corporate Value
                                                                                            Partners Limited (investor in
                                                                                            debt and equity securities) and
                                                                                            MassMutual Corporate Value
                                                                                            Limited (parent of MassMutual
                                                                                            Corporate Value Partners
                                                                                            Limited); President (since
                                                                                            1997), MassMutual/ Darby CBO IM
                                                                                            Inc. (manager of MassMutual/
                                                                                            Darby CBO LLC, a high yield bond
                                                                                            fund); Advisory Board Member
                                                                                            (since 1995), Kirtland Capital
                                                                                            Partners.

Frederick C.          Trustee and     Since 2001   Executive Vice President       39
Castellani            President of                 (since 2001), Senior
Age: 58               the Trust                    Vice President
                                                   (1996-2001), MassMutual.

Robert E. Joyal       Trustee of      Since 2003   Retired; President             41        Trustee (since 2003), President
Age: 59               the Trust                    (2001-2003), Managing                    (1999-2003), MassMutual
                                                   Director (2000-2001) and                 Corporate Investors and
                                                   Executive Director                       MassMutual Participation
                                                   (1999-2000), David L.                    Investors (closed-end investment
                                                   Babson & Company Inc.;                   companies); Director (since
                                                   Executive Director                       1996), Antares Capital
                                                   (1997-1999),                             Corporation (bank loan
                                                   Massachusetts Mutual                     syndication); Director (since
                                                   Life Insurance Company.                  1996), First Israel Mezzanine
                                                                                            Investors Ltd. (general partner
                                                                                            and manager of The Israel
                                                                                            Mezzanine Fund, L.P.); Director
                                                                                            (since 2003), Pemco Aviation
                                                                                            Group, Inc.

PRINCIPAL OFFICERS
WHO ARE NOT
TRUSTEES

                       POSITION(S)    LENGTH                        PRINCIPAL
 NAME, ADDRESS*,       HELD WITH      OF TIME                  OCCUPATION(S) DURING             NUMBER OF PORTFOLIOS IN FUND
     AND AGE             TRUST        SERVED                       PAST 5 YEARS                 COMPLEX OVERSEEN BY OFFICER
-----------------------------------------------------------------------------------------------------------------------------
James S. Collins      Chief           Since 2000   Vice President (since 1999), Second Vice                   39
Age: 46               Financial                    President (1990-1999), MassMutual.
                      Officer and
                      Treasurer of
                      Trust

Thomas M.             Vice            Since 1999   Vice President and Associate General                       59
Kinzler               President                    Counsel (since 1999), Second Vice President
Age: 49               and                          and Associate General Counsel (1996-1999),
                      Secretary of                 MassMutual.
                      the Trust

Toby Slodden          Vice            Since 2003   Executive Vice President (since 2003),                     39
Age: 47               President of                 Senior Vice President (1999-2003), Vice
                      the Trust                    President (1997-1999), MassMutual.

Michael A. Chong      Vice            Since 2004   Vice President, Compliance (since 2004),                   59
Age: 47               President                    Vice President and Associate General
                      and Chief                    Counsel (1999-2004), Second Vice President
                      Compliance                   (1996-1999), MassMutual.
                      Officer of
                      the Trust

Ian W. Sheridan       Vice            Since 2004   Vice President (since 2003), MassMutual;                   39
Age: 39               President of                 Vice President of Marketing and Business
                      the Trust                    Development (1999-2003), Automatic Data
                                                   Processing (ADP).

* The address of each Trustee and Principal Officer is the same as that for the Trust; 1295 State Street, Springfield, Massachusetts 01111.

** Each Trustee of the Trust serves until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his successor or until he dies, resigns or is removed. Notwithstanding the foregoing, a Trustee shall retire and cease to serve as a Trustee as of the first board meeting following the date on which the Trustee attains the age of seventy-two years.

ITEM 2. CODE OF ETHICS.

     As of December 31, 2004, the Registrant adopted a Code of Ethics that applies to the Principal Executive Officer and Principal Financial Officer pursuant to the Sarbanes-Oxley Act of 2002. For the year ended December 31, 2004, there were no amendments to a provision of the Code of Ethics. A copy of its Code of Ethics is filed with this Form N-CSR under item 10 (a).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     The Registrant's Board of Trustees has determined that Richard H. Ayers and Richard W. Greene, both members of the Audit Committee, are audit committee financial experts as defined by the Securities and Exchange Commission (the "SEC"). Mr. Ayers and Mr. Greene are "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

       (a) AUDIT FEES: The aggregate fees paid and accrued by the Registrant for professional services rendered by its independent auditors, Deloitte & Touche LLP, for the audit of the Registrant's annual financial statements for 2004 was $1,500.
       (b) AUDIT RELATED FEES: No such fees were billed to the Registrant by Deloitte & Touche LLP for 2004.
       (c) TAX FEES: No such fees were billed to the Registrant by Deloitte & Touche LLP for 2004.
       (d) ALL OTHER FEES: No such fees were billed to the Registrant by Deloitte & Touche LLP for 2004.
       (e) (1) AUDIT COMMITTEE PRE-APPROVAL POLICY: All services to be performed for the Registrant by Deloitte & Touche LLP must be pre-approved by the audit committee. All services performed during 2004 was pre-approved by the committee. (2) Not applicable.
       (f) Not applicable.
       (g) Not applicable.
       (h) Not applicable.

ITEMS 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

     Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

     Not applicable to this filing.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable to this filing.

ITEMS 8. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable to this filing.

ITEMS 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Not applicable to this filing.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures as of the Evaluation Date.

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

     (a)(1) Code of Ethics (Item 2) is attached.

     (a)(2) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

     (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

     (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              MassMutual Select Funds
             -------------------------------------------------------------------

By (Signature and Title)   /s/ Frederick C. Castellani
                          ------------------------------------------------------
                          Frederick C. Castellani, President and Principal Executive Officer

Date  3/1/05
     -----------------------


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)   /s/ Frederick C. Castellani
                          ------------------------------------------------------
                          Frederick C. Castellani , President and Principal Executive Officer


Date  3/1/05
     -----------------------

By (Signature and Title)   /s/ James S. Collins
                          ------------------------------------------------------
                          James S. Collins, Treasurer and Principal Financial Officer

Date  3/1/05
     -----------------------